INVESTMENT SECURITIES (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Security	Dec. 31, 2012	Sep. 30, 2013
Available-for-sale securities, debt maturities, amortized cost [Abstract]
Due in one year or less, amortized cost	$ 6,009,000		$ 6,419,000
Due after one year through five years, amortized cost	27,436,000		25,648,000
Due after five years through ten years, amortized cost	4,635,000		4,634,000
Due after ten years			161,000
Sub-total	38,080,000		36,862,000
Residential mortgage-backed - US agency	43,547,000		42,378,000
Totals, amortized cost	81,627,000		79,240,000
Available-for-sale securities, debt maturities, Estimated Fair Value [Abstract]
Due in one year or less, fair value	6,035,000		6,438,000
Due after one year through five years, fair value	27,602,000		25,835,000
Due after five years through ten years, fair value	4,471,000		4,446,000
Due after ten years, fair value			161,000
Sub-total	38,108,000		36,880,000
Residential mortgage-backed - US agency	43,600,000		42,142,000
Available-for-sale securities, debt maturities, fair value, totals	81,708,000		79,022,000
Held-to-maturity Securities, debt maturities, amortized cost [Abstract]
Due in one year or less	186,000		186,000
Due after one year through five years	3,943,000		824,000
Due after five years through ten years	13,581,000		12,360,000
Due after ten years	13,627,000		13,619,000
Sub-total	31,337,000		26,989,000
Residential mortgage-backed - US agency	11,653,000		7,423,000
Totals	42,990,000		34,412,000
Held-to-maturity Securities, debt maturities, Estimated Fair Value [Abstract]
Due in one year or less	186,000		186,000
Due after one year through five years	3,940,000		825,000
Due after five years through ten years	13,682,000		12,302,000
Due after ten years	13,874,000		13,516,000
Sub-total	31,682,000		26,829,000
Residential mortgage-backed - US agency	11,677,000		7,393,000
Totals	43,359,000		34,222,000		32,500,000
Number of security transfer from available-for-sale to held-to-maturity			55
Net unrealized holding loss, net of tax			799,000
Gain (Loss) on Sale of Investments [Abstract]
Realized gains	2,000	39,000	370,000	397,000
Realized losses			(5,000)	(22,000)
Total	2,000	39,000	365,000	375,000
Securities Pledged To Collateralize Deposit	73,800,000		58,600,000	46,000,000
Securities Pledged To Collateralize Borrowing	$ 21,000,000		$ 21,600,000	$ 37,800,000